Consolidated Statement of Changes in Stockholders' Equity - USD ($) $ in Thousands	Total	Common Stock [Member]	Preferred Stock [Member] Series B Preferred Shares [Member]	Additional Paid-in Capital [Member]	Retained Earnings/ (Accumulated Deficit) [Member]
Balance at Dec. 31, 2014	$ 438,136	$ 549	$ 0	$ 386,350	$ 51,237
Balance, shares at Dec. 31, 2014		54,947,440	14,000
Restricted Stock Units (note 12)	75			75
Net loss for the year	(28,875)				(28,875)
Dividends on Class A common shares (note 11)	(9,508)				(9,508)
Series B Preferred Shares dividend (note 11)	(3,062)				(3,062)
Balance at Dec. 31, 2015	396,766	$ 549	$ 0	386,425	9,792
Balance, shares at Dec. 31, 2015		54,947,440	14,000
Restricted Stock Units (note 12)	283			283
Shares issued (notes 11, 12)	1	$ 1
Class A common shares issued (notes 11, 12)		34,125
Net loss for the year	(65,095)				(65,095)
Series B Preferred Shares dividend (note 11)	(3,062)				(3,062)
Balance at Dec. 31, 2016	328,893	$ 550	$ 0	386,708	(58,365)
Balance, shares at Dec. 31, 2016		54,981,565	14,000
Restricted Stock Units (note 12)	40			40
Class A common shares issued (notes 11, 12)		34,125
Net loss for the year	(74,266)				(74,266)
Series B Preferred Shares dividend (note 11)	(3,062)				(3,062)
Balance at Dec. 31, 2017	$ 251,605	$ 550	$ 0	$ 386,748	$ (135,693)
Balance, shares at Dec. 31, 2017		55,015,690	14,000